Polen Capital China Growth ETF

Summary Prospectus

Ticker Symbol: PCCE	February 22, 2024 As revised on March 20, 2024

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://imgpfunds.com/documents-forms. You may also obtain this information at no cost by calling 1-800-960-0188. The Fund’s Prospectus and Statement of Additional Information, each dated February 22, 2024, as revised on March 20, 2024, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Polen Capital China Growth ETF (the “Fund”) seeks to achieve long-term growth of capital.

Fund Summary	1

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees[1]	0.00%
Other Expenses[2]	0.00%

Total Annual Fund Operating Expenses	1.00%

1	The Fund’s Rule 12b-1 Plan is authorized but inactive, such that no related fees accrue to the Fund.

2

“Other Expenses” have been estimated based on the expenses the Fund expects to incur for the current fiscal year. Actual expenses may be different. Other Expenses include taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, accrued deferred tax liability and extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$102	$318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account as compared to shares of investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, no portfolio turnover figures are available as of the date of the Prospectus.

Principal Strategies

The Fund is a non-diversified, actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing in a portfolio of equity securities of Chinese companies that in the opinion of Polen Capital Management, LLC, the sub-advisor to the Fund (the “Sub-Advisor”), have a sustainable competitive advantage. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes), at the time of initial purchase, in equity or equity-related securities of issuers that are located in China. Equity and equity-related securities include common and preferred stocks and warrants on common stock. An issuer is considered to be “located” in China based on its domicile, its principal place of business or headquarters, its primary stock exchange listing, and/or the primary source of its revenues (i.e., at least 50% of its revenues are generated) in the People’s Republic of China (“PRC”) or Hong Kong. The Fund’s investments in equity securities may include common stocks, certain eligible China A Shares and China B Shares listed on the Shanghai Stock Exchange and Shenzhen Stock Exchange via the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect (together, the “Stock Connects”) and China H Shares issued by companies that are incorporated in the PRC and trade on the Hong Kong Stock Exchange. The Fund may also gain exposure to such issuers by investing in depositary receipts including Global Depositary Receipts, American Depositary Receipts and International Depositary Receipts or through variable interest entities. The Fund invests across the market capitalization spectrum in small, mid-and large-capitalization companies.

2	Litman Gregory Funds Trust

The Fund invests in companies that the Sub-Advisor believes have a sustainable competitive advantage within an industry with high barriers to entry. Industries with high barriers to entry include those that are dependent on large amounts of capital investment, government approval of products or services, large-scale distribution systems, and/or patents and other intellectual property. In selecting investments for the Fund, the Sub-Advisor uses intensive fundamental research processes to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying sustainable competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital; (ii) strong earnings growth and free cash flow generation; (iii) strong balance sheets and; (iv) competent and shareholder-oriented management teams. The Sub-Advisor believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Sub-Advisor focuses on identifying and investing in a concentrated portfolio of high quality growth companies that it believes have a competitive advantage and can deliver sustainable, above-average earnings growth.

In connection with its investment process, the Sub-Advisor integrates issues it believes should be classified as material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Sub-Advisor utilizes an ESG framework that assesses how a company serves its key stakeholders, including employees, customers, shareholders, suppliers and other business partners, and the environment. All business issues studied as part of its investment process, including those classified by the Sub-Advisor as material ESG issues, are considered as part of the Sub-Advisor’s holistic assessment of the investment case for each company in the portfolio and its ability to meet the Sub-Advisor’s return expectations. The Sub-Advisor believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital. The Sub-Advisor may still make an investment even if it fails to satisfy the Sub-Advisor’s ESG factors.

Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular investment or issuer than a diversified fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market. The Sub-Advisor expects that the Fund may focus its investments from time to time in the consumer discretionary and financial sectors. The extent of the Fund’s focus on certain sectors will change over time and may shift to other sectors, based on the Sub-Advisor’s ongoing evaluation of the Fund’s holdings and of potential investments that meet the Fund’s investment mandate. The Fund will usually sell a security if, in the view of the Sub-Advisor, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Sub-Advisor may also sell a security if it is believed by the Sub-Advisor to be overvalued or if a more attractive investment opportunity exists. Securities may also be sold if they underperform or to implement a revised allocation based on a modified view of market conditions or to invest in cash and cash equivalents. Although the Sub-Advisor may purchase and then sell a security in a shorter period of time, the Sub-Advisor typically invests in securities with the expectation of holding those investments on a long-term basis.

Principal Risks

As with all exchange-traded funds, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC). The following risks could affect the value of your investment. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), total return and/or ability to meet its objective.

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China Risk. This is the risk that the value of the Fund’s investments in China may decline due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy.

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Variable Interest Entity Risk: The Fund may invest a substantial portion of its assets in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a

Fund Summary	3

China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

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Investing Through Stock Connects Risk. This is the risk that the Fund’s investments in China A Shares and/or China B Shares through the Stock Connects may be subject to trading, clearance, settlement, and other procedures, which could pose risks to the Fund and which may restrict the Fund’s ability to invest in or sell China A and/or China B Shares in a timely manner.

Specifically, trading can be affected by market or bank closures, quota limits, and certain pre-delivery and pre-validation requirements, such that the Fund may not be able to purchase or dispose of its shares in a timely manner. In addition, the Fund’s purchase of China A and/or China B Shares through the Stock Connects may only be subsequently sold through the Stock Connects and is not otherwise transferable. The Fund’s shares will be registered in its custodian’s name on the Hong Kong Central Clearing and Settlement System, which may limit the Sub-Advisor’s ability to effectively manage the Fund’s holdings, including the potential enforcement of equity owner rights.

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions.

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Foreign Investment Risk. This is the risk that an investment in foreign (non-U.S.) securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

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Emerging Markets Risk. This is the risk that the value of the Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries. Investments in emerging market countries are subject to substantial risks due to, among other factors, different accounting standards and thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

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Country/Regional Risk. This is the risk that world events – such as political upheaval, financial troubles, or natural disasters will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is heightened in emerging markets.

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Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

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Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

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Mid-Sized Companies Risk. The Fund may invest a portion of its assets in the securities of midsized companies. Securities of these companies are generally more volatile and less liquid than the securities of large-cap companies. This is because mid-cap companies may be more reliant on a few products, services or key personnel than large-cap companies, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Smaller Companies Risk The Fund may invest a portion of its assets in the securities of small-sized companies. Securities of small-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because small companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

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Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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Non-Diversified Fund Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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ESG Investing Risk. Because the Fund may take into consideration the environmental, social and governance characteristics of portfolio companies in which it may invest, the Fund may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of ESG characteristics in making its investment decisions may reduce or increase the Fund’s exposure to certain issuers, industries, sectors, regions or countries or cause the Fund to forego certain investment opportunities which may lower the performance of the Fund as compared to funds that do not utilize these considerations. Consideration of ESG characteristics is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Sub-Advisor or any judgment exercised by the Sub-Advisor will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more ESG and sustainability factors in the view of the portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG factors. In addition, the Sub-Advisor may utilize third party data to evaluate ESG factors which may be incomplete or inaccurate and cause the Sub-Advisor to incorrectly assess the ESG characteristics a security or issuer. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.

Fund Summary	5

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Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

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Investment Selection Risk. The Sub-Advisor’s portfolio managers may select investments that underperform and investors’ Fund shares may decline in value. This risk may be more significant when the Sub-advisor invests the Fund’s holdings in a limited number of securities, as may be the case with the Fund, because an individual holding can magnify the potential for gains and losses securities due to its proportional impact on the value of the Fund’s shares.

•	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

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New Fund Risk. The Fund is newly formed and has no operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

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Large Shareholder Risk. Certain shareholders may from time to time own a substantial amount of the shares of the Fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares.

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Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or The Sub-Advisor’s control, including instances at third parties. The Fund, the Advisor and the Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or that could adversely impact the Fund’s performance.

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Sector Weightings Risk. The Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies. To the extent that the Fund emphasizes investments in a particular sector, the Fund has the potential to be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, Fund may potentially face more risks than if it were diversified broadly over numerous sectors.

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Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, supply chains, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

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Financial Sector Risk. The Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

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Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

Performance

The Fund has not commenced investment operations. Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. This information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compares with those of a broad measure of market performance. Updated performance information is available on the Fund’s website at www.imgpfunds.com. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Management

SUB-ADVISOR	PORTFOLIO MANAGER	MANAGED THE FUND SINCE:

Polen Capital Management LLC	June Lui, CFA, Portfolio Manager and Analyst	Since inception (February 2024)

	Yingying Dong, CFA, Portfolio Manager and Analyst	Since inception (February 2024)

	Kevin Chee, CFA, Portfolio Manager and Analyst	Since inception (February 2024)

For important information about the purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the “Summary of Other Important Information Regarding the Fund” section below.

Purchase and Sale of Shares

Shares of the Fund (“Shares”) are listed and trade on the NYSE Arca (the “Exchange”). Individual Shares may only be bought and sold on the Exchange through a broker or dealer at market prices, rather than at NAV. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than at NAV (premium) or less than at NAV (discount). Investors may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “Bid-Ask Spread”).

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (“APs”) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash and/or a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”).

Information on the Fund’s NAV, market price, premiums and discounts to NAV, and bid-ask spreads is available on the Fund’s website www.imgpfunds.com.

Fund Summary	7

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), iM Global Partner Fund Management, LLC, the Fund’s investment adviser, or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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